Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,360,004.00
Previously Paid Amount	0.00
Total Fee Amount	6,126.12
Total Offset Amount	3,886.45
Net Fee	$ 2,239.67
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A